Biological assets, net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Biological assets net
Biological assets	$ 9,832,842	$ 9,974,920
Accumulated amortization	(847,766)	(641,704)
Sub-total	8,985,076	9,333,216
Less: impairment loss	(8,985,076)	0
Total	$ 0	$ 9,333,216